Consolidated Statements of Change in Shareholders’ Equity	Ordinary Shares Class A HKD ($) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Additional Paid-in capital HKD ($)	Additional Paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	HKD ($)	USD ($)
BALANCE at Nov. 30, 2021			$ 874		$ 2,010,103		$ 22,584,374		$ 24,595,351
BALANCE (in Shares) at Nov. 30, 2021 | shares			11,250,000	11,250,000
Net income (loss)							3,479,011		3,479,011
Dividend distribution							(15,000,000)		(15,000,000)
BALANCE at Nov. 30, 2022			$ 874		2,010,103		11,063,385		13,074,362
BALANCE (in Shares) at Nov. 30, 2022 | shares			11,250,000	11,250,000
Net income (loss)							4,068,979		4,068,979
BALANCE at Nov. 30, 2023			$ 874		2,010,103		15,132,364		17,143,341
BALANCE (in Shares) at Nov. 30, 2023 | shares			11,250,000	11,250,000
Net income (loss)							(425,709)		(425,709)	$ (54,715)
Issuance of ordinary shares upon IPO, net			$ 147		47,887,476				47,887,623
Issuance of ordinary shares upon IPO, net (in Shares) | shares			1,875,000	1,875,000
Re-designation of ordinary shares into Class A	$ 1,021		$ (1,021)
Re-designation of ordinary shares into Class A (in Shares) | shares	13,125,000	13,125,000	(13,125,000)	(13,125,000)
BALANCE at Nov. 30, 2024	$ 1,021	$ 131			$ 49,897,579	$ 6,413,158	$ 14,706,655	$ 1,890,194	$ 64,605,255	$ 8,303,483
BALANCE (in Shares) at Nov. 30, 2024 | shares	13,125,000	13,125,000